Nature of Business and Basis of Presentation (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1. Nature of Business and Basis of Presentation
Yumanity Therapeutics, Inc. (together with its wholly owned subsidiaries, the “Company” or “Yumanity”) is a clinical stage biopharmaceutical company engaged in the research and development of treatments for neurodegenerative diseases caused by protein misfolding.
The Company is subject to risks similar to those of other clinical stage companies in the biopharmaceutical industry, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, the impact of the ongoing COVID-19 pandemic and the need to obtain adequate additional financing to fund the development of its product candidates. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any product candidates developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from the sale of its products.
Exploration of Strategic Alternatives and Restructuring
In February 2022, the Company announced that it is exploring strategic alternatives to enhance shareholder value and engaged H.C. Wainwright as its financial advisor to assist in this process. In February 2022, the Company also began implementation of a strategic restructuring with the objective of preserving capital. As part of the restructuring, it has eliminated approximately 60% of its workforce and has taken other actions, including reducing its office and laboratory space, to reduce expenditures (see Note 5).
After a comprehensive review of strategic alternatives, on June 5, 2022, Yumanity entered into a Merger Agreement (the “Merger Agreement”) with Kineta, Inc. (“Kineta”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, at the effective time of the Merger, Yacht Merger Sub, Inc., a wholly-owned subsidiary of Yumanity, will merge with and into Kineta (the “Merger”), with Kineta continuing as a wholly-owned subsidiary of Yumanity and the surviving corporation of the Merger.
On June 5, 2022, the Company also entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Janssen Pharmaceutica NV (“Janssen”). Pursuant to the Asset Purchase Agreement and subject to the satisfaction or waiver of the conditions set forth in the Asset Purchase Agreement, at the closing of the transaction contemplated by the Asset Purchase Agreement, the Company will sell to Janssen all of the Company’s rights, title and interest in YTX-7739 as well as its unpartnered preclinical and discovery-stage product candidates including intellectual property rights, biological materials, regulatory documentation, books and records, inventory, contracts, permits, actions and rights of recovery and other properties, assets and rights related thereto (the “Purchased Assets”), and Janssen will assume certain of the Company’s liabilities, for a purchase price of $26 million in cash (the “Asset Sale”).
The two transactions are expected to close in the second half of 2022, subject to customary closing conditions, including approval of both transactions by the stockholders of Yumanity.
The Company expects to devote significant time and resources to the completion of the Merger and the Asset Sale. If the Merger is not completed, the Company will reconsider its strategic alternatives and may pursue one of the following courses of action, which the Company currently believes are the most likely alternatives if the Merger with Kineta is not completed:
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Pursue another strategic transaction similar to the Merger. The Company may resume its process of evaluating other candidate companies interested in pursuing a strategic transaction and, if a candidate is identified, focus its attention on negotiating and completing such strategic transaction with such candidate.

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Continue to operate its business. If the Asset Sale also does not close, the Company could elect to continue to operate its business and pursue licensing or partnering transactions or utilize its intellectual property to pursue the treatment of neurodegenerative diseases. To continue to operate its business, the Company would require a significant amount of time and financial resources, and the Company would be subject to all the risks and uncertainties involved in the development of product candidates. There is no assurance that the Company could raise sufficient capital to support these efforts, that its development efforts would be successful or that it could successfully obtain the regulatory approvals required to market any product candidate it pursued.
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Dissolve and liquidate its assets. If the Company is unable, or does not believe that it is able, to find a suitable candidate for another strategic transaction, the Company may dissolve and liquidate its assets. In that event, the Company would be required to pay all of its debts and contractual obligations and to set aside certain reserves for commitments and contingent liabilities. If the Company dissolves and liquidates its assets, there can be no assurance as to the amount or timing of available cash that will remain for distribution to the Company’s stockholders after paying the Company’s debts and other obligations and setting aside funds for commitments and contingent liabilities.

The Company’s future operations are highly dependent on the success of the Merger with Kineta.
Clinical and Regulatory Update
In January 2022, the Food & Drug Administration (the “FDA”) placed a partial clinical hold on the Company’s future multidose clinical trials of YTX-7739 in the United States. The FDA has not halted all clinical programming and is permitting the Company’s proposed single dose formulation clinical trial to proceed. The Company has paused its previously planned studies of YTX-7739 while the partial clinical hold is pending.
Merger with Proteostasis Therapeutics, Inc.
On December 22, 2020, Proteostasis Therapeutics, Inc. (“Proteostasis” or “PTI”) completed its previously announced merger transaction with Yumanity, Inc. (formerly Yumanity Therapeutics, Inc.) in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of August 22, 2020, as amended on November 6, 2020 (the “Proteostasis Merger Agreement”), by and among Pangolin Merger Sub, Inc., a wholly-owned subsidiary of Proteostasis (“Pangolin Merger Sub”), Yumanity Holdings, LLC (“Holdings”) and Yumanity, Inc., pursuant to which Pangolin Merger Sub merged with and into Yumanity, Inc., with Yumanity, Inc. surviving as a wholly owned subsidiary of Proteostasis (the “Proteostasis Merger”). Immediately following the Proteostasis Merger, Proteostasis changed its name to “Yumanity Therapeutics, Inc.”
Basis of presentation
The Company’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Unless otherwise noted, all references to common stock share and per share amounts have also been adjusted to reflect the exchange ratio as described in the Proteostasis Merger Agreement.
Going concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the original issuance date of the condensed consolidated financial statements.
Since its inception, the Company has funded its operations primarily with equity and debt including proceeds from the Proteostasis Merger. The Company has incurred recurring losses and negative cash flows from operations since inception, including net losses of $4.8 million and $18.2 million for the three and six months ended June 30, 2022. In addition, as of June 30, 2022, the Company had an accumulated deficit of $205.5 million. The Company expects to continue to generate operating losses for the foreseeable future, although at reduced expected levels as a result of restructuring actions taken in the six months ended June 30, 2022.
As further discussed above in “Exploration of Strategic Alternatives and Restructuring,” on June 5, 2022, the Company entered into the Merger Agreement with Kineta and the Asset Purchase Agreement with Janssen. There is no assurance that the Company will be successful in executing either or both transactions or obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. If the Company is unable to obtain additional funding, consummate the aforementioned transactions or execute other strategic alternatives, the Company will be forced to further delay, reduce or eliminate its research and development programs or initiate steps to cease operations.
As of the issuance date of the condensed consolidated financial statements for the six months ended June 30, 2022, the Company expects that, absent either strategic transaction, its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements early into the first quarter of 2023, which is less than twelve months from the issuance date of these condensed consolidated financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might result from the outcome of this uncertainty.
Impact of the COVID-19 pandemic
The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain. The COVID-19 pandemic is ongoing and may affect the Company’s ability to initiate and complete preclinical studies, delay its future clinical trials, disrupt regulatory activities, or have other adverse effects on its business and operations. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact the Company’s ability to raise additional funds to support its operations. Moreover, the pandemic has significantly impacted economies worldwide and could result in adverse effects on the Company’s business and operations.
Clinical trial sites in many countries, including those in which the Company operates, have incurred delays due to COVID-19. Certain of the sites in the YTX-7739 Phase 1b clinical trial incurred delays due to COVID-19 that resulted in a delay in the results from that study. There continues to be a risk of additional delays to the Company’s clinical programs if and when they are re-commenced.
To date, the Company has not incurred impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these condensed consolidated financial statements. The extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19, the actions taken to contain or treat it, and the duration and intensity of the related effects.
At-the-Market Offering Program
In April 2021, the Company entered into a sales agreement (the “Prior Sales Agreement”) with Jefferies LLC (“Jefferies”) with respect to an at-the-market (“ATM”) offering program under which it could have issued and sold, from time-to-time at its sole discretion, shares of its common stock, in an aggregate offering amount of up to $60.0 million. In December 2021, the Company terminated the Prior Sales Agreement and entered into a new sales agreement with Jefferies with respect to an ATM offering under which it may issue and sell, from time-to-time and at its sole discretion, shares of its common stock, in an aggregate offering amount of up to $60.0 million (the “New Sales Agreement”). Jefferies acts as the Company’s sales agent and will use commercially reasonable efforts to sell shares of common stock from time-to-time, based upon instruction by the Company.
The Company will pay Jefferies up to 3% of the gross proceeds from any common stock sold through the New Sales Agreement. The Company sold 216,332 shares of common stock under the New Sales Agreement during the six months ended June 30, 2022 for aggregate net proceeds to the Company of approximately $0.4 million, after deducting sales commissions. As of June 30, 2022, $59.6 million of common stock remained available for future issuance under the New Sales Agreement, although these amounts may be limited as the Company will be subject to the general instructions of Form S-3 known as the “baby shelf rules.” Under these instructions, the amount of funds the Company can raise through primary public offerings of securities in any twelve-month period using its registration statement on Form S-3 is limited to one-third of the aggregate market value of the shares of its common stock held by non-affiliates of the Company. Therefore, the Company will be limited in the amount of proceeds it is able to raise by selling shares of its common stock using its Form S-3 until such time as its public float exceeds $75 million.

1. Nature of Business and Basis of Presentation
Yumanity Therapeutics, Inc. (together with its wholly owned subsidiaries, the “Company” or “Yumanity”) is a clinical stage biopharmaceutical company engaged in the research and development of treatments for neurodegenerative diseases caused by protein misfolding.
The Company is subject to risks similar to those of other early clinical stage companies in the biopharmaceutical industry, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, the impact of the ongoing COVID-19 pandemic and the need to obtain adequate additional financing to fund the development of its product candidates. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any product candidates developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from the sale of its products.
Exploration of Strategic Alternatives and Restructuring
In February 2022, the Company announced that it is exploring strategic alternatives to enhance shareholder value and engaged H.C. Wainwright as its exclusive financial advisor to assist in this process. No timetable has been established for the completion of this process, and the Company does not expect to disclose developments unless and until the Board of Directors has concluded that disclosure is appropriate or required.
In February the Company also began implementation of a strategic restructuring with the objective of preserving capital. As part of the restructuring, it is eliminating approximately 60% of its workforce and has taken other actions, including reducing its office and laboratory space, to reduce expenditures (see Note 19).
Clinical and Regulatory Update
In January 2022, the U.S. Food and Drug Administration (FDA) placed a partial clinical hold on the Company’s multidose clinical trials of YTX-7739. The partial clinical hold suspends initiation of multiple dose clinical trials in the U.S. until the FDA’s questions have been addressed. The FDA has not halted all clinical programming and is permitting the Company’s planned single dose formulation clinical trial to proceed. The Company anticipates working closely with the FDA to try to adequately address their concerns. While the Company works to address the FDA’s concerns, it has paused its planned clinical study of YTX-7739 in glioblastoma multiforme patients and the exploration of additional indications.
Merger with Proteostasis Therapeutics, Inc.
On December 22, 2020, Proteostasis Therapeutics, Inc. (“Proteostasis” or “PTI”) completed its previously announced merger transaction with Yumanity, Inc. (formerly Yumanity Therapeutics, Inc.) in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of August 22, 2020, as amended on November 6, 2020 (the “Merger Agreement”), by and among Pangolin Merger Sub, Inc., a wholly-owned subsidiary of Proteostasis (“Merger Sub”), Yumanity Holdings, LLC (“Holdings”) and Yumanity, Inc., pursuant to which Merger Sub merged with and into Yumanity, Inc., with Yumanity, Inc. surviving as a wholly owned subsidiary of Proteostasis (the “Merger”). Immediately prior to the effective time of the Merger, Holdings merged with and into Yumanity, Inc. and Yumanity, Inc. continued to exist as the surviving corporation. On December 22, 2020, in connection with, and prior to the completion of, the Merger, Proteostasis effected a 1-for-20 reverse stock split of its common stock (the “Reverse Stock Split”). Immediately following the Merger, Proteostasis changed its name to “Yumanity Therapeutics, Inc.”
At the effective time of the Merger (the “Effective Time”), each share of Yumanity Inc.’s common stock, par value $0.01 (the “Yumanity Common Stock”), outstanding immediately prior to the Effective Time was converted into the right to receive shares of PTI based on an exchange ratio set forth in the Merger Agreement. At the Effective Time following the Reverse Stock Split, the exchange ratio was determined to be 0.2108 shares of PTI Common Stock for each share of Yumanity Common Stock (the “Exchange Ratio”). At the closing of the Merger on December 22, 2020,
PTI issued an aggregate of 6,024,433 shares of its common stock to Yumanity, based on the Exchange Ratio. In addition, all options and warrants exercisable for shares of common stock of Yumanity, Inc. became options and warrants exercisable for shares of common stock of PTI equal to the Exchange Ratio multiplied by the number of shares of Yumanity Inc.’s common stock previously represented by such stock options and warrants, as applicable, with a proportionate adjustment in exercise price. No fractional shares were issued in connection with the Exchange Ratio.
The transaction was accounted for as a reverse merger and as an asset acquisition in accordance with GAAP. Under this method of accounting, Yumanity was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the fact that, immediately following the Merger: (i) Yumanity’s equityholders own a majority of the voting rights in the combined organization, (ii) Yumanity designated a majority of the members (7 of 9) of the initial board of directors of the combined organization and (iii) Yumanity’s senior management hold all key positions in the senior management of the combined organization. Accordingly, for accounting purposes, (i) the Merger was treated as the equivalent of the Yumanity issuing stock to acquire the net assets of PTI, (ii) the net assets of PTI were allocated a portion of the transaction price and recorded based upon their relative fair values in the financial statements at the time of closing, (iii) the reported historical operating results of the combined organization prior to the Merger will be those of Yumanity and (iv) for periods prior to the transaction, shareholders’ equity of the combined organization is presented based on the historical equity structure of Yumanity. As a result, as of the closing date of the Merger, the net assets of PTI were recorded at their acquisition-date fair values in the financial statements of Yumanity and the reported operating results prior to the Merger will be those of Yumanity. As used herein, the words “the Company” refer to, for periods following the Merger, Yumanity Therapeutics, Inc., together with its wholly owned subsidiaries, and for periods prior to the Merger, Holdings, and its wholly owned subsidiary, as applicable.
The Yumanity Reorganization
On December 22, 2020, immediately prior to the closing of the Merger, pursuant to the terms of the Merger Agreement, the Company completed the Yumanity Reorganization whereby Holdings, the sole stockholder and holding company parent of Yumanity, Inc., merged with and into Yumanity, Inc., with Yumanity, Inc. as the surviving corporation. In connection with the Yumanity Reorganization, each outstanding common unit of Holdings was exchanged for shares of common stock of Yumanity, Inc. based upon a ratio associated with the terms of each common unit, each outstanding preferred unit of Holdings was converted into shares of common stock of Yumanity, Inc. based upon the ratio associated with each individual series of preferred units, each outstanding option to purchase shares of common units of Holdings was converted into an outstanding option to purchase shares of common stock of Yumanity, Inc. on a 1-for-1 basis, with a corresponding adjustment to the exercise price, and each outstanding warrant to purchase preferred units or common units of Holdings was converted into a warrant to purchase shares of common stock of Yumanity, Inc. based upon the ratio associated with each individual series of preferred units or on a 1-for-1 basis, respectively, with a corresponding adjustment to the exercise price, as applicable.
Basis of presentation
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Unless otherwise noted, all references to common stock/unit share and per share amounts have also been adjusted to reflect the Exchange Ratio.
Going concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the consolidated financial statements.
Since its inception, the Company has funded its operations primarily with equity and debt including proceeds from the Merger. The Company has incurred recurring losses and negative cash flows from operations since inception, including net losses of $39.5 million and $57.5 million for the years ended December 31, 2021 and 2020, respectively. In addition, as of December 31, 2021, the Company had an accumulated deficit of $187.3 million. The Company expects to continue to generate operating losses for the foreseeable future.
As of the issuance date of the consolidated financial statements for the year ended December 31, 2021, the Company expects that its cash, cash equivalents and marketable securities will not be sufficient to fund its operating expenses and capital expenditure requirements for a period of twelve months from the issuance of the consolidated financial statements.
The Company is currently evaluating strategic alternatives including an acquisition, merger, reverse merger, other business combination, sales of assets, licensing or other strategic transactions involving the Company. There is no assurance that the Company will be successful in executing such transaction or obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. If the Company is unable to obtain additional funding or enter into strategic alternatives, the Company will be forced to further delay, reduce or eliminate its research and development programs or initiate steps to cease operations.
These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might result from the outcome of this uncertainty.
Impact of the COVID-19 pandemic
The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain. The COVID-19 pandemic is ongoing and may affect the Company’s ability to initiate and complete preclinical studies, delay its clinical trial or future clinical trials, disrupt regulatory activities, or have other adverse effects on its business and operations. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact the Company’s ability to raise additional funds to support its operations. Moreover, the pandemic has significantly impacted economies worldwide and could result in adverse effects on the Company’s business and operations.
Clinical trial sites in many countries, including those in which the Company operates, have incurred delays due to COVID-19. Certain of the sites in the YTX-7739 Phase 1b clinical trial incurred delays due to COVID-19 that resulted in a delay in the results from that study. There continues to be a risk of additional delays to the Company’s clinical programs.
To date, the Company has not incurred impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these consolidated financial statements. The extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including current and future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19, the actions taken to contain or treat it, and the duration and intensity of the related effects.
At-the-Market Offering Program
In April 2021, the Company entered into a sales agreement (the “Prior Sales Agreement”) with Jefferies LLC (“Jefferies”) with respect to an at-the-market (“ATM”) offering program under which it issued and sold, from time-to-time at its sole discretion, shares of its common stock, in an aggregate offering amount of up to $60.0 million. In December 2021, the Company terminated the Prior Sales Agreement and entered into a new sales agreement with Jefferies with respect to an ATM offering under which it may issue and sell, from time-to-time and at its sole discretion, shares of its common stock, in an aggregate offering amount of up to $60.0 million (the “New Sales Agreement”). Jefferies acts as the Company’s sales agent and will use commercially reasonable efforts to sell shares of common stock from time-to-time, based upon instruction by the Company.
The Company will pay Jefferies up to 3% of the gross proceeds from any common stock sold through the New Sales Agreement. The Company sold 112,833 shares of common stock under the Prior Sales Agreement during the twelve months ended December 31, 2021 for gross proceeds of $1.5 million for aggregate net proceeds to the Company of approximately $1.4 million, after deducting sales commissions. As of December 31, 2021, $60.0 million of common stock remained available for future issuance under the New Sales Agreement, although these amounts may be limited as the Company will be subject to the general instructions of Form S-3 known as the “baby shelf rules.” Under these instructions, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using its registration statement on Form S-3 is limited to one-third of the aggregate market value of the shares of its common stock held by non-affiliates of the Company. Therefore, the Company will be limited in the amount of proceeds it is able to raise by selling shares of its common stock using its Form S-3 until such time as its public float exceeds $75 million.
Private Placement
On December 14, 2020, the Company entered into a subscription agreement with certain accredited investors for the sale by it in a private placement of 1,460,861 shares of its common stock for a price of $23.00 per share. The Company refers to this sale herein as the Private Placement. The Private Placement closed on December 22, 2020. The aggregate gross proceeds for the issuance and sale of the common stock were $33.6 million and, after deducting certain of its expenses, the net proceeds it received in the Private Placement were $31.6 million.